Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about inventories [line items]
Raw materials	¥ 5,529,241	¥ 4,264,858
Work in progress	1,044,137	904,313
Finished goods	1,384,273	1,246,694
Spare parts and consumables	163,224	181,733
Inventories	8,120,875	6,597,598
Gross carrying amount [member]
Disclosure of detailed information about inventories [line items]
Raw materials	5,529,241	4,265,699
Work in progress	1,099,235	951,493
Finished goods	1,440,721	1,265,964
Spare parts and consumables	209,907	259,934
Inventories	8,279,104	6,743,090
Provision for declines in the value of inventories [member]
Disclosure of detailed information about inventories [line items]
Raw materials	0	(841)
Work in progress	(55,098)	(47,180)
Finished goods	(56,448)	(19,270)
Spare parts and consumables	(46,683)	(78,201)
Inventories	¥ (158,229)	¥ (145,492)